Balance sheets (Parenthetical) $ in Thousands	Dec. 31, 2019 USD ($) $ / shares shares
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized	300,000,000
Common stock, shares issued	5,194,518
Common stock, shares outstanding	4,293,039
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001
Series A-1 Convertible Preferred Stock
Convertible preferred stock, shares authorized	63,023,258
Convertible preferred stock, shares, issued	63,023,258
Convertible preferred stock, shares, outstanding	63,023,258
Liquidation | $	$ 67,750
Series A-2 Convertible Preferred Stock
Convertible preferred stock, shares authorized	22,209,301
Convertible preferred stock, shares, issued	22,209,301
Convertible preferred stock, shares, outstanding	22,209,301
Liquidation | $	$ 47,750
Series B Convertible Preferred Stock
Convertible preferred stock, shares authorized	33,592,907
Convertible preferred stock, shares, issued	33,592,907
Convertible preferred stock, shares, outstanding	33,592,907
Liquidation | $	$ 110,000
Prior to amendment and restatement
Common stock, shares authorized	179,000,000